General information and basis of preparation - Additional Information (Detail) - € / shares	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Text Block [Abstract]
Number of shares issued	2,991,877	690,162	13,638,493
Par value per share			€ 0